As filed with the Securities and Exchange Commission on February 7, 2003.
                                                         File No. ______________

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                      Pre-Effective Amendment No. _____ [ ]
                     Post-Effective Amendment No. _____ [ ]
                                 INVESTEC FUNDS
                   (Formerly Guinness Flight Investment Funds)

           (Exact name of Registrant as Specified in Trust Instrument)

                        1055 Washington Blvd., 3rd Floor
                           Stamford, Connecticut 06901
               ---------------------------------------------------
               (Address of Principal Executive Office) (Zip Code)
                                 (800) 362-5365
                        (Area Code and Telephone Number)

                           Susan Penry-Williams, Esq.
                       Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022
                      ------------------------------------
                     (Name and Address of Agent for Service)

                                     Copy to

                                Royce N. Brennen
                                 Investec Funds
                        1055 Washington Blvd., 3rd Floor
                           Stamford, Connecticut 06901

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered:  Shares of Beneficial Interest.

No Filing Fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

                                 INVESTEC FUNDS
                          Investec Mainland China Fund

                                 [800-915-6565]

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                        TO BE HELD ON [___________], 2003

      The Investec Funds (the "Trust") will host a special meeting of shareholders of the Investec Mainland China Fund (the "China Fund") on _______ [ ], 2003, at [ ] p.m. [ ] Time (the "Meeting"). The Meeting will be held at the [ ]. At the Meeting, we will ask shareholders of the Fund to vote on the following proposal:

            To approve an Agreement and Plan of Reorganization and Liquidation (the "Plan") which if approved would result in the transfer of all or substantially all of the assets of the China Fund to the Investec China & Hong Kong Fund (the "China & Hong Kong Fund") in exchange for shares of the China & Hong Kong Fund and the assumption by the China & Hong Kong Fund of the identified liabilities of the China Fund. The Plan also provides for distribution of those shares to shareholders of the China Fund in liquidation and subsequent termination of the China Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of the China Fund; and

            To transact such other  business as may properly come
            before   the   Meeting   or   any   adjournments   or
            postponements thereof.

      The Board of Trustees of the Investec Funds has fixed the close of business on [___________], 2003 as the record date for the determination of shareholders entitled to notice of, and to vote at, the meeting or any adjournment or postponement thereof.

      Investors are advised to read and retain this Proxy Statement and Prospectus for future reference.

      THE BOARD RECOMMENDS THAT YOU VOTE FOR THE REORGANIZATION OF THE CHINA FUND. WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

_______ [   ], 2003

                                    By Order of the Board of Trustees,



                                    Eric M. Banhazl
                                    Secretary

                                 Investec Funds
                        [1055 Washington Blvd., 3rd Floor
                          Stamford, Connecticut 06901]

Dear Shareholder,

      Enclosed is a combined Proxy Statement and Prospectus seeking your approval of a proposed merger of the Investec Mainland China Fund (the "China Fund") into the Investec China & Hong Kong Fund ("China & Hong Kong Fund") (collectively, the "Funds"). Your vote to merge into the China & Hong Kong Fund carries with it post-merger approval of a new investment advisory agreement in the context that shareholders of the China & Hong Kong Fund are being asked to consider approval of a new investment adviser, Guinness Atkinson Asset Management, LLC ("Guinness Atkinson"), to manage the Fund in place of Investec Asset Management U.S., Limited ("Investec"), the current manager for both Funds. The approval of the new investment advisory agreement arises from an announcement by Investec Group, the parent company of Investec, of its intention to discontinue its U.S.-based mutual funds operations.

      We are recommending the merger of the Funds because the investment objectives of the China Fund and the China & Hong Kong Fund are similar and the Funds employ similar investment policies to achieve their investment objectives. Additionally, as discussed in the accompanying document, the China Fund's asset base is decreasing and the China & Hong Kong Fund's ratio of expenses to net assets for the most recently completed fiscal year is lower than those of the China Fund. The combined assets of the Funds should provide a more stable asset base for management because daily purchases and redemptions of shares should have a less significant impact on the size of the combined Funds. Mr. Edmund Harriss will continue to manage the China & Hong Kong Fund, as a membr of Guinness Atkinson, following consummation of the merger and approval of the new investment advisory agreement with Guinness Atkinson; the other services currently provided to each Fund will be provided in substantially the same manner as at present. The accompanying document describes the proposed transaction and compares the investment policies, operating expenses and performance history of the China Fund and the China & Hong Kong Fund. You should review the accompanying materials carefully.

      If shareholders of the China Fund do not approve the proposed Reorganization, the Board has indicated that it would evaluate alternative courses of action, including possible liquidation of the Fund.

      Remember your vote is important. PLEASE TAKE A MOMENT NOW TO SIGN, DATE AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. If we do not receive your signed proxy card after a reasonable amount of time, you may
receive a telephone call from our proxy solicitor, [             ("        ")],
reminding you to vote your shares. Proxies may be voted by telephone by calling [ at ] between the hours of 9:00 a.m. and 11:00 p.m. (EST) Monday-Friday or Saturday between the hours of 12:00 p.m. and 6:00 p.m. (EST). If you prefer, you
can fax the proxy card to [         , Attn: Proxy Department, at             ].
We encourage you to vote by telephone or through the Internet (please refer to your proxy card for the appropriate website) in order to expedite the process. Whichever voting method you choose, please read the full text of the Proxy Statement before you vote.

      If you have any questions regarding the shareholder meeting, please feel
free to call our proxy solicitors, [             , at             ] who will be
pleased to assist you.

      IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

Sincerely,


Royce Brennan
President

                                Table of Contents

                                                                            Page
                                                                            ----

PART 1 - AN OVERVIEW.........................................................1

PART 2 - PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF
         REORGANIZATION AND LIQUIDATION ON BEHALF OF YOUR FUND...............1

         Introduction........................................................1

         How the Reorganization Works........................................2

         How the Fees of the China Fund Compare to the Fees of
         the China & Hong Kong Fund..........................................2

         How the China Fund Compares to the China & Hong Kong Fund...........4

         Comparison of Investment Objectives.................................4

         Comparison of Principal Investment Risks............................6

         Comparison of Potential Risks and Rewards/Performance...............7

         Comparison of Operations............................................8

                  Background.................................................8

                  Current Adviser............................................8

                  Guinness Atkinson Asset Management, LLC (Proposed
                  Adviser to the China & Hong Kong Fund).....................8

                  Administration Agreement, Distribution Agreement
                  and Distribution Plan.....................................10

                  Transfer Agent and Custodian..............................11

                  Dividends and Other Distributions.........................11

                  Purchase, Redemption and Exchange Procedures..............11

                  Exchange and Redemption Rights............................12

                  Trustees..................................................12

         Comparison of Shareholder Rights...................................12

         Capitalization of the Funds........................................12

         Information about the Reorganization...............................12

         Why We Want to Reorganize the Funds................................15

         Considerations by the Board of Trustees............................16

         Required Vote......................................................16

         Board Recommendation...............................................16

PART 3 - MORE ON PROXY VOTING AND MEETING OF SHAREHOLDERS...................17

         Who Can Vote.......................................................17

PART 4 - FUND INFORMATION...................................................19

PART 5 - FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND
         LIQUIDATION........................................................19

                             YOUR VOTE IS IMPORTANT!

 ------------------------------------------------------------------------------
   YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY INTERNET, BY PHONE (Toll-Free), OR BY FAX. JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON YOUR ENCLOSED
                                   PROXY CARD.
 ------------------------------------------------------------------------------

                                 INVESTEC FUNDS
                          Investec Mainland China Fund


                         SPECIAL MEETING OF SHAREHOLDERS
                                ______ [ ], 2003
          ------------------------------------------------------------

                                 INVESTEC FUNDS
                        [1055 Washington Blvd., 3rd Floor
                          Stamford, Connecticut 06901]

                     COMBINED PROXY STATEMENT AND PROSPECTUS
                             DATED ______ [ ], 2003

                                  INTRODUCTION
                                  ------------

      This Combined Proxy Statement and Prospectus is being provided for a special meeting of shareholders of the Investec Mainland China Fund (the "China Fund") to be held on [_____] [ ], 2003 (the "Meeting"). We have divided the Combined Proxy Statement and Prospectus into five parts:

      Part 1 -- An Overview

      Part 2 -- Proposal to Approve an Agreement and Plan of the
                Reorganization and Liquidation on behalf of your Fund

      Part 3 -- More on Proxy Voting and Meeting of Shareholders

      Part 4 -- Fund Information

      Part 5 -- Form of Agreement and Plan of Reorganization and Liquidation

      Please read the entire Proxy Statement and Prospectus before voting. If you have any questions about the Meeting, please feel free to call
[                        at                    ].

      We intend to mail this Combined Proxy Statement and Prospectus to shareholders the week of _____ [ ], 2003. It contains information about the China Fund and the China & Hong Kong Fund that you should know. Please keep it for future reference. A Combined Statement of Additional Information and a Prospectus dated April 30, 2002, as supplemented, and an Annual

Report and Semi-Annual Report dated December 31, 2002 and June 30, 2002, respectively, are incorporated by reference and can be obtained free of charge by calling us at 800-915-6565.

      NEITHER THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS COMBINED PROXY STATEMENT AND PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

      Investec Funds is subject to the requirements of the Securities and Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith, file reports, proxy statements and other information with the SEC. The SEC maintains a website that contains information about the Investec Funds. Any such reports, proxy material and other information can be inspected and copied at the public reference facilities of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov, at prescribed rates. You may call the SEC at (202) 942-8090 for information on the operation of the Public Reference Room.

PART 1 - AN OVERVIEW

      The Board of Trustees of Investec Funds (the "Trust") has sent you this Combined Proxy Statement and Prospectus to ask for your vote on a proposal to approve an Agreement and Plan of Reorganization and Liquidation on behalf of the China Fund. If this proposal is approved by the shareholders of the China Fund, the China Fund will be reorganized into the China & Hong Kong Fund. In this Combined Proxy Statement and Prospectus, we refer to the Agreement and Plan of Reorganization and Liquidation as the "Plan of Reorganization," and to the transactions described in the Plan of Reorganization as the "reorganization."


PART 2 - PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION ON BEHALF OF YOUR FUND

      Introduction

      The Board of Trustees of the Trust, on behalf of the China Fund and the China & Hong Kong Fund, both of which are series of the Trust, has approved an Agreement and Plan of Reorganization and Liquidation under which the China Fund would be reorganized into the China & Hong Kong Fund.

      The primary purpose of the reorganization of the China Fund is to provide economies of scale through a larger fund with similar strategies and provide a more stable base for management of its investment portfolio because daily purchases and redemptions of shares should have a less significant impact on the size of the combined Funds. This may grant a wider range of choices among permitted investments than are currently available to the China Fund. The projected annual operating expenses of the China & Hong Kong Fund, expressed as a percentage of Fund assets, are expected to be lower than those of the China Fund due to the economies of scale resulting from a larger fund.

      The reorganization is expected to qualify as a tax-free reorganization under the Internal Revenue Code (the "Code"). If the reorganization qualifies as such, you, as a shareholder of the China Fund, will not recognize gain or loss solely as a result of the reorganization.

      Shareholders of the China Fund will vote to determine whether the Fund will be reorganized into the China & Hong Kong Fund. The vote of a majority of the outstanding voting securities of the China Fund is needed to adopt the Plan of Reorganization on behalf of the Fund. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the vote of a majority of the outstanding voting securities means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present in person at the Meeting or represented by proxy, if holders of more than 50% of the outstanding shares on the Record Date are present, in person or by proxy, or (b) more than 50% of the outstanding shares on the Record Date, whichever is less. If the reorganization of the China Fund is not consummated for any reason, including the failure to obtain the requisite approval of the shareholders of the China Fund, the Board of Trustees would determine what, if any, further action should be taken, including possible liquidation of the Fund.

      The next few pages of this Combined Proxy Statement and Prospectus discuss some of the details of the proposed reorganization and how it will affect the China Fund and you.

      How the Reorganization Works

      If you approve the proposal discussed in this Combined Proxy Statement and Prospectus, the China Fund would reorganize into the China & Hong Kong Fund. The reorganization would work as follows:

          o If you approve the Plan of Reorganization, the China Fund would transfer substantially all of its assets and liabilities to the China & Hong Kong Fund, in exchange for shares of the China & Hong Kong Fund.

          o The China Fund would distribute to you the China & Hong Kong Fund shares it receives. The dollar value of the China & Hong Kong Fund shares would be the same as the dollar value of the China Fund shares.

          o You would become a shareholder of the China & Hong Kong Fund. The China Fund would then cease operations.

          How the Fees of the China Fund Compare to the Fees of the China & Hong Kong Fund

      Both the China Fund and the China & Hong Kong Fund, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services, and other activities. The following table describes the fees and expenses you may pay if you invest in the China Fund or the China & Hong Kong Fund. The table also shows the expected expenses of the China & Hong Kong Fund after the reorganization. The Funds' annual expenses may be more or less than the amounts shown below.

                                                                                   China & Hong Kong    Combined Pro Forma
                                                               China Fund                Fund              (Both Funds)
                                                               ----------         -----------------    ------------------
Shareholder Transaction
Expenses (paid directly
from your investment)

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                               None                   None               None
Sales Charge Imposed on Reinvested Dividends                      None                   None               None
Deferred Sales Charge                                             None                   None               None
Redemption Fees/Exchange Fees                                 2.00%(1)/None           2.00%(1)/None       2.00%(1)/None
Maximum Account Fee                                               0.00%                  0.00%              None


                                       2


                                                                                   China & Hong Kong    Combined Pro Forma
                                                               China Fund                Fund              (Both Funds)
                                                               ----------         -----------------    ------------------

Shareholder Transaction
Expenses (paid directly
from your investment)

Annual Fund Operating Expenses (as a
percentage of average daily net assets)
Management Fees                                                   1.00%                  1.00%              1.00%
Distribution (Rule 12b-1) Fees                                    None                   None               None
Other Expenses                                                    3.24                   1.04               1.04
Total Annual Fund Operating Expenses                              4.24                   2.04               2.04
Expenses Reimbursed to the Fund                                  (2.26)                  0.00               0.00
Net Annual Fund Operating Expenses (expenses
actually incurred by the Fund)                                    1.98(2)                2.04               2.04


(1) You will be charged a 2% fee if you redeem or exchange shares of this Fund within 30 days of purchase. There is a $15 fee for redemptions by wire.

(2) Investec is contractually obligated to cap the Fund's Total Annual Fund Operating Expenses at 1.98% through June 30, 2003. For the fiscal year ended December 31, 2002, Investec waived all Management Fees from the Fund. Guinness Atkinson will continue to adhere to such obligation through June 30, 2003.

      Example. This Example is intended to help you compare the cost of investing in the China Fund with the cost of investing in the China & Hong Kong Fund if the proposal is approved by shareholders of the China Fund.

      The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------
                                             1 Year  3 Years  5 Years 10 Years
-------------------------------------------------------------------------------
China Fund                                    $201    $1081    $1975   $4269
-------------------------------------------------------------------------------
China & Hong Kong Fund                        $207     $640    $1098   $2369
-------------------------------------------------------------------------------
Combined Pro Forma (Both Funds)*              $207     $640    $1098   $2368
-------------------------------------------------------------------------------

* [Your costs of investing in the Fund for 1 year reflect the amount you would pay after Investec reimburses the Fund for some or all of the Other Expenses. Your costs of investing in the Fund for 3, 5 and 10 years reflect the amount you would pay if Investec did not reimburse the Fund for some or all of the Other Expenses. If Investec continued to cap the Fund's expenses for 3, 5 or 10 years as it did for the first year, your actual costs for those periods would be lower than the amounts shown. Investec is currently under no obligation to cap the Fund's expenses for any period beyond June 30, 2003. Guinness Atkinson will adhere to such obligation through June 30, 2003.]

      How the China Fund Compares to the China & Hong Kong Fund

      For complete information about the China Fund or the China & Hong Kong Fund, please refer to your copy of the Investec Funds' combined prospectus dated April 30, 2002. You also can call us at 800-915-6565 for a free copy of the combined prospectus. The information contained in your Fund's prospectus is incorporated by reference into this Combined Proxy Statement and Prospectus.

               Comparison of Investment Objectives. The following table compares the investment objective of the China Fund with the investment objective of the China & Hong Kong Fund.


--------------------------------------------------------------------------
China Fund                                      China & Hong Kong Fund
--------------------------------------------------------------------------
Long-term capital appreciation                  Long-term capital
primarily through investments in                appreciation primarily
equity securities of companies,                 though investments in
organized in or with principal                  securities of China and
office or markets in China,                     Hong Kong.
Hong Kong or Taiwan, which derive
a significant portion of their
revenue from: goods or services
sold or produced in; have a
significant portion of their assets
in; or are linked to assets or
currencies in the above countries.
--------------------------------------------------------------------------

               Comparison of Investment Policies and Strategies. The China Fund and the China & Hong Kong Fund employ essentially the same investment policies and strategies to achieve their respective goals. The China Fund focuses on "Chinese" companies (companies whose principal market for trading securities is China, Hong Kong or Taiwan), that are listed on specific stock exchanges (the Shanghai, Shenzhen, Hong Kong and New York Stock Exchanges), and shares of non-Chinese companies that have a majority of their assets in China. The China & Hong Kong Fund focuses on companies who primarily trade on the China or Hong Kong exchanges and on non-Chinese companies that derive 50% of their revenue from activities in China and/or Hong Kong.

               The following table highlights in more detail the principal investment policies and strategies of the China Fund and the China & Hong Kong Fund.


--------------------------------------------------   -------------------------------------------------
China Fund                                           China & Hong Kong Fund
--------------------------------------------------   -------------------------------------------------
The China  Fund  intends to invest at least 80% of   The China &  Hong Kong Fund intends to invest at
its  total   assets  (plus  any   borrowings   for   least   80%  of  its  net   assets   (plus   any
investment  purposes)


--------------------------------------------------   -------------------------------------------------
China Fund                                           China & Hong Kong Fund
--------------------------------------------------   -------------------------------------------------
in the  following  types of  equity securities:      borrowings  for  investment   purposes)  in  the
                                                     following types of equity securities:

    o   "B" shares--shares issued by Chinese            o   equity  securities of companies that are
        companies that are listed on the Shanghai           primarily  traded  on the  China or Hong
        Stock Exchange or the Shenzhen Stock                Kong exchanges; or
        Exchange;
                                                        o   equity   securities  of  companies  that
    o   "H" shares--shares issued by Chinese                derive  at least  50% of their  revenues
        companies that are listed on the Hong               from   business   activities   in  China
        Kong Stock Exchange;                                and/or  Hong Kong,  but which are listed
                                                            and traded elsewhere.
    o   "N" shares--shares issued by Chinese
        companies that are listed on the New York    Equity  securities   include   common   stocks,
        Stock Exchange;                              preferred stocks,  securities convertible  into
                                                     common stocks, rights and warrants. The China &
    o   "Red Chips" --shares issued by Hong Kong     Hong Kong Fund normally invests at least 65% of
        companies that are owned and controlled      its  total  assets in   companies listed on the
        by Chinese government bodies and listed      Hang Seng Index, with  the actual weightings of
        on the Hong Kong Stock Exchange; and         the Hang Seng Index companies held in the China
                                                     & Hong  Kong  Fund's   portfolio  are  normally
                                                     higher than that. Those companies may be of any
                                                     size.
    o   "China Plays"--shares issued by
        non-Chinese companies that have the          When current market, economic, political or
        majority of their assets in China or that    other conditions are unsuitable for the China &
        derive a majority of their revenues from     Hong Kong Fund's investment objective, the
        activities in Mainland China.                China & Hong Kong Fund may temporarily invest
                                                     up to 100% of its assets in cash, cash
When current market, economic, political or other    equivalents or high quality short-term money
conditions are unsuitable for the China Fund's       market instruments. When the China & Hong Kong
investment objective, the China Fund may             Fund takes a temporary defensive position, it
temporarily invest up to 100% of its assets in       may not achieve its investment objective.
cash, cash equivalents or high quality short-term    However, the China & Hong Kong Fund will not
money market instruments. When the China Fund        engage in market timing. The philosophy of the
takes a temporary defensive position, the China      China & Hong Kong Fund is to remain invested.
Fund may not achieve its investment objective.
However, the China Fund will not engage in market
timing. The philosophy of the China Fund is to
remain invested.
--------------------------------------------------- -------------------------------------------------

               Comparison of Principal Investment Risks. Both of the Funds are subject to similar risks common to all mutual funds that invest in equity securities in China and Hong Kong. However, each Fund's risks differ based on the specific types of equity securities in which it invests. For example, the China Fund and the China & Hong Kong Fund each may experience losses due to their concentration in a specific country's companies. The following table highlights in more detail the principal investment risks, which are substantially similar, of investing in the China Fund and the China & Hong Kong Fund.


China Fund                                               China & Hong Kong Fund
------------------------------------------------------   ------------------------------------------------------------------------
The China Fund is subject to the risks  common to all    The  China &  Hong Kong  Fund is  subject  to the  risks  common to all
mutual  funds that  invest in equity  securities  and    mutual funds that invest in equity  securities and foreign  securities.
foreign  securities.  You may lose money by investing    Investing  in the  China  & Hong  Kong  Fund  may be  more  risky  than
in the China Fund if any of the following occur:         investing  in a  Fund  that  invests  in  the  U.S.  due  to  increased volatility of foreign markets.  You may lose money by investing in this
    o  the  China  and/or  Hong  Kong  stock  markets    Fund if any of the following occur:
       decline in value;
                                                           o  the Hong Kong and/or China stock markets decline in value;
    o  China  and/or  Hong  Kong  stocks  fall out of
       favor with investors;                               o  China and/or Hong Kong stocks fall out of favor with investors;

    o  the Fund has difficulty  selling Asian smaller      o  the Fund has difficulty selling Asian smaller  capitalization or
       capitalization   or  emerging   market  stocks         emerging  market  stocks  during  a down  market  due  to  lower
       during a down market due to lower liquidity;           liquidity;

    o  a stock or stocks in the Fund's  portfolio  do      o  a stock or stocks in the Fund's portfolio do not perform well;
       not perform well;
                                                           o  the value of Chinese  currencies  declines  relative to the U.S.
    o  the  value  of  Chinese  currencies   declines         dollar;
       relative to the U.S. dollar;
                                                           o  the Chinese government expropriates the Fund's assets;
    o  the  Chinese   government   expropriates   the
       Fund's assets;                                      o  political,  social or economic  instability  in China causes the value of the Fund's investments to decline; or
    o  political,  social or economic  instability in
       China   causes   the   value  of  the   Fund's      o  the Fund  Manager's  investment  strategy  does not  achieve the
       investments to decline; or                             Fund's  objective or the manager does not implement the strategy properly.
    o  the Fund  Manager's  investment  strategy does
       not  achieve  the  Fund's   objective  or  the    In addition,  investing in common stocks entails a number of risks. The
       manager  does  not   implement   the  strategy    stock  markets  in which the Fund  invests  may  experience  periods of
       properly.                                         volatility and instability.  A variety of factors can negatively impact the value of common stocks.  These factors include a number of economic
In  addition,  investing in common  stocks  entails a    factors  such  as  interest  rates  and  inflation  rates  as  well  as
number of risks.  The stock markets in which the Fund    non-economic  factors  such as  political  events.  Foreign  securities
invests  may  experience  periods of  volatility  and    experience more volatility  than their domestic  counterparts,  in part
instability.  A variety  of  factors  can  negatively    because  of higher  political  and  economic  risks,  lack of  reliable
impact  the value of  common  stocks.  These  factors    information,  fluctuations  in  currency  exchange  rates and the risks
include  a  number  of  economic   factors   such  as    that a foreign  government  may take over assets,  restrict the ability
interest  rates  and  inflation   rates  as  well  as    to exchange  currency  or restrict  the  delivery  of  securities.  The
non-economic   factors  such  as  political   events.    prices of foreign  securities issued in emerging  countries  experience
Foreign  securities  experience  more volatility than    more volatility  because the securities  markets in these countries may
their  domestic  counterparts,  in  part  because  of    not be well established.
higher   political  and  economic   risks,   lack  of
reliable   information,   fluctuations   in  currency
exchange   rates  and  the   risks   that  a  foreign
government   may  take  over  assets,   restrict  the
ability  to  exchange   currency   or  restrict   the
delivery  of   securities.   The  prices  of  foreign
securities  issued in emerging  countries  experience
more  volatility  because the  securities  markets in
these countries may not be well established.
------------------------------------------------------ ------------------------------------------------------------------------

               Comparison of Potential Risks and Rewards/Performance. The China Fund and the China & Hong Kong Fund have their own risks and potential rewards. The charts and tables below compare the potential risks and rewards of investing in each Fund.

      The charts shown below provide an indication of the risks of investing in each Fund by showing changes in each Fund's performance for various time periods ending December 31. The figures shown in the charts and tables assume reinvestment of dividends.

      Keep in mind that past performance does not indicate future results.

      China Fund

      1998:  -24.96%
      1999:   32.20%
      2000:  -21.69%
      2001:  -16.16%
      2002:   -1.33%

      During the period shown in the chart, the best performance for a quarter was 53.66% (for the quarter ended 6/30/99). The worst performance was -30.10% (for the quarter ended 9/30/01).

      China & Hong Kong Fund

      1995:   20.45%
      1996:   34.38%
      1997:  -20.34%
      1998:  -15.27%

      1999:   66.27%
      2000:   -6.97%
      2001:  -23.45%
      2002:  -12.85%

      During the period shown in the chart, the best performance for a quarter was 32.16% (for the quarter ended 12/31/99). The worst performance was -28.32% (for the quarter ended 12/31/97).

      The average annual total returns for the China Fund and the China & Hong Kong Fund for the periods ended December 31, 2002 are as follows:

-------------------------------------------------------------------------------
                                         Past One    Past Five       Since
Average Annual Total Returns               Year        Years       inception
-------------------------------------------------------------------------------
China Fund                                (1.33%)       --           (9.21%)*
-------------------------------------------------------------------------------
China & Hong Kong Fund                    (12.85%)     (2.65%)        0.46%**
-------------------------------------------------------------------------------
*   Average annual total return since inception, November 03, 1997.
**  Average annual total return since inception, June 30, 1994.

      Comparison of Operations.

      Background

      Investec Group, the parent company of Investec Asset Management U.S. Limited ("Investec"), the current investment adviser for the China Fund and the China & Hong Kong Fund, has announced its intention to discontinue its U.S.-based mutual funds operations and no longer serve as Adviser to the Funds. In connection with its proposal to assume management of the Investec Funds, Guinness Atkinson proposed the combination of the China Fund and the China & Hong Kong Fund. It is expected that Mr. Edmund Harriss, the current portfolio manager of the China & Hong Kong Fund, will continue to manage the China & Hong Kong Fund as a member of Guinness Atkinson following consummation of the merger and approval by shareholders of the China & Hong Kong Fund of a new investment advisory agreement with Guinness Atkinson. See "Guinness Atkinson Asset Management, LLC" below.

      Current Adviser

      Investec, the current Adviser supervises all aspects of the Funds' operations and advises the Funds, subject to oversight by the Funds' Board of Trustees. For providing these services, each Fund pays the Adviser an annual advisory fee of 1% of average daily net assets. The Adviser offices are located in the U.K., South Africa, Guernsey, Hong Kong, and the U.S. [The U.S. office is located at 1055 Washington Blvd., 3rd Floor Stamford, CT 06901.] The Advisers' main office is located in London, England at 2 Gresham Street, London EC2V 7QP. For additional information concerning Investec see the current Prospectus of Investec Funds dated April 30, 2002 together with the related Statement of Additional Information also dated April 30, 2002, on file with the SEC and incorporated by reference herein.

      Guinness Atkinson Asset Management, LLC
      (Proposed Adviser to the China & Hong Kong Fund)

      Guinness Atkinson is a newly formed Delaware limited liability corporation with offices in the United States and London. The principal executive officers of Guinness Atkinson, their business addresses, position(s) with Guinness Atkinson and a description of their principal occupations are set forth below.


--------------------------------------------------------------------------------------
                            Position with Guinness
    Name and Address              Atkinson               Principal Occupation(s)
--------------------------------------------------------------------------------------
Tim W. N. Guinness         Chairman and Chief            Non-Executive Chairman of
19 Lord North Street       Investment Officer            Investec Asset Management
Westminster, London                                      Limited and portfolio
SW1P 3LD                                                 manager of the Investec
                                                         Global Energy Fund
--------------------------------------------------------------------------------------
James J. Atkinson, Jr.     Chief Executive Officer       Principal of Orbis
2020 East Financial Way                                  Marketing, a mutual fund
Suite 100                                                marketing consultancy firm
Glendora, CA 91741
--------------------------------------------------------------------------------------
Edmund Harriss(*)          Director and Portfolio        Portfolio Manager of
19 Lord North Street       Manager                       Investec China & Hong Kong
Westminster, London                                      Fund
SW1P 3LD
--------------------------------------------------------------------------------------

Timothy W.N. Guinness

      Since 1998, Mr. Guinness has managed the Investec Global Energy Fund and acted as the non-executive chairman of Investec Asset Management Limited. From 1981 to 1998, Mr. Guinness served in several capacities at an offshoot of Guinness Mahon Merchant Bank which later became known as Guinness Flight Global Asset Management ("Guinness Flight"). During his tenure at Guinness Flight, Mr. Guinness was responsible for the Global Equity Fund and the UK Equity Fund as well as becoming principally involved in the firm's leadership from 1982. In 1998, when the firm was acquired by Investec Group, Guinness Flight had grown from an investment manager with approximately $100 million dollars under management to a company with over $11 billion dollars under management.

      If you approve the Reorganization, Mr. Guinness will retire as chairman of Investec Asset Management Limited, but will continue to manage the Investec Global Energy Fund, through Guinness Asset Management Limited, a newly formed, solely owned investment advisory firm.

James J. Atkinson

      Mr. Atkinson is currently a principal of Orbis Marketing, a mutual fund marketing consultancy firm. Prior to that, he was president of MAXfunds.com, an internet site for mutual

--------------------
* It is expected that Mr. Harriss will resign from his position at Investec and become employed by Guinness Atkinson concurrent with Guinness Atkinson's assumption of the management of the Investec Funds upon approval of the shareholders.

fund investors. From 1993 to 2000, Mr. Atkinson was the Managing Director of Guinness Flight Global Asset Management, US (later Investec Asset Management) which managed the Guinness Flight family of funds.

      Prior to serving as Managing Director of the Guinness Flight funds, Mr. Atkinson co-founded and served as senior vice president of Huntington Advisers, a niche provider of non-US dollar money market funds.

Edmund Harriss(*)

      Mr. Harriss joined Investec in July 1993 as a Marketing Executive and transferred to the Far East Desk in 1994. He has assisted with the management of the China & Hong Kong Fund since November 1994. He was named a co-manager in early 1998. Previously, from 1991 to 1993, he was the Assistant to the Managing Director at a computer software company, PP Systems Ltd. of Salisbury, England. Mr. Harriss is an Associate Member of the Institute of Management & Research.

      Comparison of Existing and New Investment Advisory Agreements

      Investec currently provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between the Trust and Investec. The terms and conditions of the Investment Advisory Agreement with respect to each Fund are identical in all respects.

      The terms and conditions of the proposed New Investment Advisory Agreement between the China & Hong Kong Fund and Guinness Atkinson are substantially identical in all material respects to the existing Investment Advisory Agreement, except for the identity of the Fund's Adviser (Guinness Atkinson), the use of the name "Guinness Atkinson" or a variant thereof in place of the name "Investec", and the dates of their execution, effectiveness and termination.

      Administration Agreement, Distribution Agreement and Distribution Plan

      The Trust has entered into separate Administration and Distribution Agreements with respect to the Funds with U.S. Bancorp Fund Services, L.L.C. ("Administrator") and Quasar Distributors, LLC ("Distributor"), respectively.

      For its services to the Funds, the Administrator receives a monthly fee equal to, on an annual basis, 0.25% of each Fund's average daily net assets, subject to a $40,000 annual minimum for China & Hong Kong Fund and $20,000 minimum for the China Fund.

      Under the Distribution Agreement, the Distributor uses all reasonable efforts, consistent with its other business, to secure purchases for the Funds' shares and pays the expenses of printing and distributing any prospectuses, reports and other literature used by the Distributor, advertising, and other promotional activities in connection with the offering of shares of the Fund for sale to the public.

      The Funds will not make separate payments as a result of the Distribution Plan to the Adviser, the Administrator, Distributor or any other party, it being recognized that the Funds presently pay, and will continue to pay, an investment advisory fee to the Adviser and an administration fee to the Administrator. To the extent that any payments made by the Funds to the Adviser or the Administrator, including payment of fees under the Investment Advisory Agreement or the Administration Agreement, respectively, should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Plan. The Distribution Plan and related agreements were approved by the Board of Trustees including all of the "Qualified Trustees" (Trustees who are not "interested" persons of the Funds, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Plan or any related agreement).

      Transfer Agent and Custodian

      Transfer Agent. U.S. Bancorp Fund Services, LLC is the Transfer Agent for the Funds. The Transfer Agent provides record keeping and shareholder services. U.S. Bancorp is located at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

      Custodian. Investors Bank and Trust Company is the custodian for the Funds. The custodian holds the securities, cash and other assets of the Funds. Investors Bank and Trust is located at 200 Clarendon Street, Boston, MA 02116.

      Dividends and Other Distributions

      The dividend and distribution arrangements for the China Fund and the China & Hong Kong Fund are the same. Both the China Fund and the China & Hong Kong Fund distribute all or most of their net investment income and net capital gains to shareholders. Dividends (investment income) for the Funds are normally declared and paid annually, in December. Net capital gains for the Funds are normally distributed in December. When calculating the amount of capital gain for a Fund, the Fund can offset any capital gain with net capital loss (which may be carried forward from a previous year).

      Your dividends and/or capital gains distributions will be automatically reinvested on the ex-dividend date when there is a distribution, unless you elect otherwise, so that you will be buying more of both full and fractional shares of the Fund. You will be buying those new shares at the net asset value ("NAV") per share on the ex-dividend date. You may choose to have dividends and capital gains distributions paid to you in cash. You may also choose to reinvest dividends and capital gains distributions in shares of another Investec Fund. You may authorize either of these options by calling the Transfer Agent at (800) 915-6566 and requesting an optional shareholder services form. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in the form of cash or additional shares.

      Purchase, Redemption and Exchange Procedures

      The purchase, redemption and exchange procedures for the Fund and the China & Hong Kong Fund are the same. The Transfer Agent is open from 9 a.m. to 4 p.m. Eastern Time for purchase, redemption and exchange orders. Shares will be purchased, exchanged and redeemed at NAV per share. For trades in the China & Hong Kong Fund and China Fund, the transfer agent must receive your request by 9:30 a.m. Eastern Time meaning that all purchase, redemption or exchange orders must be received by that time to be processed that day. The phone number you should call for account transaction requests is (800) 915-6566.

      Exchange and Redemption Rights

      The exchange and redemption rights for the China Fund and the China & Hong Kong Fund are the same. You may exchange or redeem shares by mail or telephone. When you exchange shares, you sell shares of one Investec Fund and buy shares of another Investec Fund. You may realize either a gain or loss on those shares and will be responsible for paying the appropriate taxes. If you exchange or redeem through a broker, the broker may charge you a transaction fee. If you purchased your shares by check, you may not receive your redemption proceeds until the check has cleared, which may take up to 15 calendar days.

      Trustees

      The Board of Trustees of the Trust is responsible for the management of both Funds and will continue to serve in such capacity after the reorganization.

      The Fund

               Comparison of Shareholder Rights. As series of the Trust, both Funds' shareholders have the same rights, including, but not limited to, par value, preemptive rights, preference and appraisal rights.

               Capitalization of the Funds. The table below show existing capitalization as of December 31, 2002, as well as pro forma capitalization as of the same date,] which reflects the impact of any corporate actions, including accounting adjustments, required to facilitate the reorganization. For these reasons, the total pro forma combined Total Net Assets may differ from the combined net assets of the Funds prior to the reorganization.

  ------------------------------------------------------------------------------
                                        Total Net         Shares
                                         Assets        Outstanding
                                          (000)           (000)         NAV
  ------------------------------------------------------------------------------
  China Fund                              $6,330            865         7.32
  ------------------------------------------------------------------------------
  China & Hong Kong Fund                 $56,893          5,594        10.17
  ------------------------------------------------------------------------------
  Combined Pro Forma (Both Funds)        $63,223          6,126        10.17
  ------------------------------------------------------------------------------

      Information about the Reorganization

      This section describes some information you should know about the reorganization of your Fund.

      Description of transaction. The Plan of Reorganization provides that the China Fund will transfer substantially all of its assets to the China & Hong Kong Fund in exchange for shares of the China & Hong Kong Fund in the same proportion as the shares of the China Fund. The China & Hong Kong Fund will also assume substantially all of the China Fund's liabilities. After this transaction, the China & Hong Kong Fund will give you shares of the China & Hong Kong Fund (the "Closing"). The dollar value of the shares you receive will be equal to the dollar value of the China Fund shares you owned at the end of business on the day of the Closing. You will not pay a sales charge or any other fee as part of this transaction.

      Please see the Plan of Reorganization for a more detailed description of the reorganization. You can find the Plan of Reorganization in Part 5 of this Combined Proxy Statement and Prospectus.

        Who will pay for the reorganization The cost of the reorganization and proxy solicitation will be borne by Guinness Atkinson and the Funds and is estimated to be [$ ].

      Tax Consequences of the Reorganization. The following discussion addresses certain material United States federal income tax consequences of the reorganization. It is based on current tax law, which may be changed by legislative, judicial, or administrative action, possibly with retroactive effect. No attempt has been made to present a complete discussion of the federal tax consequences to the Funds or their shareholders, and this discussion does not address any state, local or foreign tax consequences. The discussion relates to United States persons who hold shares of a Fund as capital assets (as defined in section 1221 of the Code). Special tax considerations may apply to certain types of investors subject to special treatment under the tax law. Accordingly, you are urged to consult your tax adviser with specific reference to your own tax circumstances.

      As a condition to the closing of the reorganization, both the China Fund and the China & Hong Kong Fund must receive an opinion of counsel, on the basis of the representations set forth or referred to in such opinion, describing the material federal income tax consequences of the reorganization (the "Tax Opinion"). The China Fund anticipates that the Tax Opinion will provide that the reorganization will constitute a "reorganization" as such term is defined in
Section 368(a)(1) of the Code (a "tax-free reorganization"). If the reorganization qualifies as a tax-free reorganization, then:

      o No gain or loss will be recognized by the China Fund on the transfer to the China & Hong Kong Fund of its assets in exchange solely for shares of the China & Hong Kong Fund and the China & Hong Kong Fund's assumption of the China Fund's liabilities or on the subsequent distribution of shares of the China & Hong Kong Fund to you in liquidation of the China Fund;

      o No gain or loss will be recognized by the China & Hong Kong Fund on its receipt of the China Fund's assets in exchange solely for shares of the China & Hong Kong Fund and the China & Hong Kong Fund's assumption of the China Fund's liabilities;

      o The China & Hong Kong Fund's adjusted tax basis in the assets acquired from the China Fund will be equal to the basis thereof in your Fund's hands immediately before the reorganization, and the China & Hong Kong Fund's holding period for the assets acquired from the China Fund will include the China Fund's holding period therefor;

      o You will recognize no gain or loss on the exchange of shares of the China Fund solely for shares of the China & Hong Kong Fund pursuant to the reorganization; and

      o Your aggregate tax basis in shares of the China & Hong Kong Fund received by you in the reorganization will equal your aggregate tax basis in the shares of the China Fund surrendered in exchange therefor, and your holding period for shares of the China & Hong Kong Fund received in the reorganization will include your holding period for the shares of the China Fund surrendered in exchange therefor, provided that you hold such shares as capital assets at the effective time of the reorganization.

      However, it is possible that the Internal Revenue Service could successfully challenge the qualification of the reorganization as a tax-free reorganization. If the reorganization does not qualify as a tax-free reorganization:

      o The China Fund would be treated as if it had transferred all of its assets to the China & Hong Kong Fund in a taxable transaction in which all built-in gains and losses on the assets transferred would be recognized;

      o You would be deemed to have exchanged your shares of the China Fund for shares of the China & Hong Kong Fund in a taxable transaction in which you would recognize a capital gain or loss equal to the difference between your adjusted tax basis in the shares surrendered and the fair market value of the shares of the China & Hong Kong Fund received; and

      o Your aggregate tax basis in shares of the China & Hong Kong Fund received by you in the reorganization would be equal to their fair market value on the date of the reorganization, and your holding period for shares of the China & Hong Kong Fund received by you in the reorganization would begin on the day after the day you receive such shares.

      In the event that the reorganization fails to qualify as a tax-free reorganization, the Adviser believes that your Fund's capital loss carryforwards would be sufficient to offset any net gain that would be recognized by the China Fund.

      As of [              , 200 ], the Fund had capital loss carryforwards of
$[    ]. If the reorganization qualifies as a tax-free reorganization, the use of your Fund's capital loss carryforwards after the reorganization will be limited each year to an amount equal to the net asset value of your Fund immediately prior to the reorganization multiplied by the long-term tax-exempt rate in effect for the month in which the reorganization occurs (the rate for February 2003 is 4.65%). If the reorganization does not qualify as a tax-free reorganization, the capital loss carryforwards of the China Fund will not be available to offset capital gains of the China & Hong Kong Fund after the reorganization. Regardless of any limitation on the ability of the China & Hong Kong Fund to utilize the losses of the China Fund, the China & Hong Kong Fund
had $[         ] of its own capital loss carryforwards as of [               ]
that are available to offset capital gains realized after the reorganization.

      Assuming the reorganization qualifies as a tax-free reorganization, you will be required to retain in your records and file with your federal income tax return for the taxable year in which the reorganization takes place a statement setting forth all relevant facts in respect of the nonrecognition of gain or loss upon the exchange. The statement is required to include:

      o     your tax basis in the shares surrendered in the reorganization; and

      o the fair market value of the shares of the China & Hong Kong Fund received in the reorganization as of the effective time of the reorganization.

      The China Fund may pay a dividend or distribute a taxable gain prior to the reorganization. You may be liable for taxes on those distributions. Legislation has recently been proposed which would eliminate the tax on certain distributions.

      The foregoing discussion is intended only as a summary and does not purport to be a complete analysis or listing of all potential tax effects relevant to a decision whether to vote in favor of the reorganization.

      Conditions of the reorganization. Before the reorganization can occur, both the China Fund and the China & Hong Kong Fund must satisfy certain conditions. For example:

      o Each Fund must receive an opinion of counsel describing the material federal income tax consequences of the reorganization;

      o Each Fund must receive an opinion of counsel certifying to certain matters concerning the legal existence of each Fund;

      o For the China Fund, a majority of the shareholders voting at the Meeting in person or by proxy must approve the reorganization on behalf of that Fund.

      Why We Want to Reorganize the Funds

      The Adviser believes that the reorganization will benefit both the Funds. Among other things, the Adviser believes the reorganization will:

      o Result in economies of scale. That is, the increased assets of the combined Funds could possibly reduce expenses over time by spreading fixed costs over a larger asset base.

      o Going forward, eliminate duplicative efforts that separate funds may require, such as accounting services, resulting in more efficient operations of the China & Hong Kong Fund.

      o Provides a more stable base for management of your Fund because daily purchases and redemptions of shares should have a less significant impact on the size of the combined Funds.

      o Provide greater investment opportunities. That is, the increased assets of the combined Funds will provide the manager with a wider range of choices among permitted investments than are currently available to the Funds separately.

      Considerations by the Board of Trustees

      On February 3, 2003, the Board of Trustees of the Trust, on behalf of the China Fund and the China & Hong Kong Fund, unanimously approved the proposed Plan of Reorganization. The Trustees concluded that the reorganization:

      o Was in the best interests of the shareholders of both the China Fund and the China & Hong Kong Fund; and

      o Would not result in any dilution of the value of your investment or the investment of the shareholders of the China & Hong Kong Fund.

      In approving the Plan of Reorganization, the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) (the "Independent Trustees"), considered that, among other things:

      o The similarity of the investment objective and principal investment strategies of the two Funds.

      o     The anticipated continuity of investment management.

      o The comparative expenses of the two Funds and the potential reduction of expenses for the combined Fund.

      o The tax-free nature of the reorganization for federal income tax purposes.

      o The undertaking by Guinness Atkinson to bear a portion of the expenses of the reorganization.

      o Alternatives to the proposed transaction, including liquidation, other investment companies with which the China Fund could merge or maintaining the status quo.

      Required Vote

      Approval of the Proposal requires approval of (a) the lesser of 67% or more of the shares of the China Fund present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding shares are present at the Meeting or represented by a proxy; or (b) a majority of the outstanding voting securities of the China Fund. Should the Plan of Reorganization not be approved with respect to the China Fund, the Board of Trustees would determine what, if any, further action should be taken, including possible liquidation of the Fund.

      Board Recommendation

                      THE BOARD OF TRUSTEES RECOMMENDS THAT
                SHAREHOLDERS OF THE FUND VOTE "FOR" THE PROPOSAL

PART 3 -  MORE ON PROXY VOTING AND MEETING OF SHAREHOLDERS

      Who Can Vote

      Only shareholders of record of the China Fund at the close of business on
the Record Date, [                ], may vote for the proposals at the Meeting.
As of the Record Date, the Fund had [       ] shares of beneficial interest
issued and outstanding, each share being entitled to one vote.

      Information Concerning Outstanding Shares

      As of the Record Date, [          ], principal holders owning 5% or more
of the outstanding shares of the China Fund are set forth below:

-------------------------------------------------------------------------------
       Shareholder Name & Address              % held as of Record Date
       --------------------------              ------------------------

   Charles Schwab & Co. Inc.                              [   ]%
   Special Custody Account for the
   Exclusive Benefit of Customers
   Attn:  Mutual Funds
   101 Monterey Street
   San Francisco, CA 94104-4122

-------------------------------------------------------------------------------
   National Investor Services Corp.                       [   ]%
   Special Custody Account for the
   Exclusive Benefit of Customers
   55 Water Street 32nd Floor
   New York, New York 10041-0028
-------------------------------------------------------------------------------

      As of the Record Date, the Trustees and officers as a group owned beneficially less than 1% of the outstanding shares of the China Fund.

      Quorum Requirements

      At the Meeting, the presence in person or by proxy of shareholders of one-third of the outstanding shares entitled to vote at the Meeting shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that a quorum of shareholders is not present at the Meeting, the persons named as proxies shall have the power to adjourn the Meeting. Such meeting shall be reconvened without additional notice. In the event a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments to permit further solicitation of proxies. If this should occur, we will vote proxies for or against a motion to adjourn in the same proportion to the votes received in favor or against the proposal.

      You may cast one vote for the proposal for each whole share that you own of the Fund. We count your fractional shares as fractional votes. If we receive your proxy before the Meeting date, we will vote your shares as you instruct the proxies. If you sign and return your proxy, but do not specify instructions, we will vote your shares in favor of the proposal. You may revoke your proxy at any time before the Meeting if you notify us in writing, or if you attend the Meeting in person and vote in person.

      If a proxy represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention, the shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business but will not be voted. For this reason, a broker "non-vote" and abstentions will have the affect of a "no" vote for purposes of obtaining the requisite approval of the proposal.

      The Proxy Solicitation Process

      The Board of Trustees of the Trust is soliciting your proxy to vote on the matters described in this Combined Prospectus and Proxy Statement. We expect to solicit proxies primarily by mail, but representatives of the Fund, the Fund's investment advisor, their affiliates or others may communicate with you by mail or by telephone or other electronic means to discuss your vote. Such individuals will receive no additional compensation from the Fund for soliciting your proxy vote. The costs of preparing and mailing proxy materials will be borne by Guinness Atkinson and the Funds and is estimated to be [$ _____]. Proxy solicitations will be made primarily by mail, but may also be made by telephone, facsimile or personal interview conducted by certain officers or employees of the Funds or the Adviser. The Funds have also retained [ (" ")] to assist with proxy solicitations, the cost of which [(estimated to be $ _____)] will also be borne by Guinness Atkinson and the Funds. [ ] is responsible for soliciting individual shareholders, brokers, custodians, nominees and fiduciaries, tabulating the returned proxies and performing other proxy solicitation services.

      PLEASE TAKE A MOMENT NOW TO SIGN, DATE AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. If we do not receive your signed proxy card after a reasonable amount of time, you may receive a telephone call from
our proxy solicitor, [                          ,] reminding you to vote your
shares. Proxies may be voted by telephone by calling [                     ] at
[       ] between the hours of 9:00 a.m. and 11:00 p.m. (EST) Monday-Friday or
Saturday between the hours of 12:00 p.m. and 6:00 p.m. (EST). If you prefer, you
can fax the proxy card to [                 , Attn: Proxy Department, at
    ]. We encourage you to vote by telephone or through the Internet (please refer to your proxy card for the appropriate website) in order to expedite the process. Whichever voting method you choose, please read the full text of the Proxy Statement before you vote.

      If you have any questions regarding the shareholder meeting, please feel free to call our proxy solicitors, [ , at ] who will be pleased to assist you.

      Other business. The Board of Trustees knows of no other business to be brought before the Meeting. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the named proxies will vote all proxies using their best judgment on such matters unless instructed to the contrary.

      Recommendation of the Board of Trustees. After carefully considering all of the issues involved, the Board of Trustees of the Trust has unanimously concluded that the proposal is in the best interests of shareholders. The Board of Trustees recommends that you vote to approve the Proposal.

PART 4 - FUND INFORMATION

      The Trust is a statutory trust established under Delaware law. The operations of the Trust are governed by a Trust Instrument dated March 6, 1997, as amended.

      Each Fund is a separate series of the Trust and, as such, has similar rights under the Trust Instrument of the Trust and applicable Delaware law. You should be aware of the following features of the Funds:

      o Shares of each Fund participate equally in dividends and other distributions attributable to that Fund, including any distributions in the event of a liquidation.

      o     Each share of the Funds is entitled to one vote for all purposes.

      o Shares of all series of the Trust vote for the election of Trustees and on any other matter that affects all series of the Trust in substantially the same manner, except as otherwise required by law.

      o As to matters that affect each Fund differently, such as approval of an investment advisory agreement, shares of each series vote as a separate series.

      o Delaware law does not require the Trust or its series to hold annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.

      o Shareholders have available certain procedures for the removal of Trustees.

      o Trustees and officers of the Trust have broad indemnification rights.

      Financial Statements. Ernst & Young LLP, independent auditors of the Trust, has audited the financial statements for the year ended December 31, 2001 included in the Trust's Annual Report to Shareholders [and incorporated by reference into the Statement of Additional Information dated April 30, 2002.]

PART 5 -  FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

      This AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION ("Agreement") is made as of __________, 2003, between Investec Funds, a Delaware statutory trust (the "Trust"), on behalf of Investec China & Hong Kong Fund, a series of the Trust ("Acquiring Fund"), and the Trust, on behalf of Investec Mainland China Fund, a series of the Trust ("Target"). (Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and the Trust is sometimes referred to herein as the "Investment Company.")

      All agreements, representations, and obligations described herein, made or to be taken or undertaken by either Fund, are made or shall be taken or undertaken by the Trust on the Fund's behalf.

      In accordance with the terms and conditions set forth in this Agreement, the parties desire that Target transfer substantially all its assets to Acquiring Fund in exchange solely for voting shares of beneficial interest of Acquiring Fund ("Acquiring Fund's Shares") and the assumption by Acquiring Fund of substantially all of Target's liabilities, and that Target distribute Acquiring Fund's Shares pro rata to the holders of shares of beneficial interest in Target ("Target's Shares") in liquidation of Target. All such transactions with respect to Target and Acquiring Fund are referred to herein collectively as the "Reorganization."

      It is intended by the parties hereto that the Reorganization constitute a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The parties hereto hereby adopt this Agreement as a "plan of reorganization" within the meaning of Treasury Regulation Sections 1.368-2(g) and 1.368-3(a).

      In consideration of the mutual promises herein, the parties covenant and agree as follows:

1. PLAN OF REORGANIZATION AND LIQUIDATION OF TARGET

   1.1. At the Effective Time (as defined in paragraph 3.1), Target agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefore:

         (a) to issue and deliver to Target the number of full and fractional Acquiring Fund's Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the "NAV" (computed as set forth in paragraph 2.2) of Acquiring Fund's Shares; and

         (b) to assume Target's liabilities described in paragraph 1.3 ("Liabilities").

   1.2. Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time as defined in paragraph 3.1.

   1.3. Liabilities shall include (except as otherwise provided herein) all of Target's known liabilities, debts and obligations arising in the ordinary course of business reflected on the books of Target at the Effective Time, and any contingent liabilities, if any, as the Board of Trustees shall reasonably deem exist against Target at the Effective Time, for which contingent and other appropriate liability reserves shall be established on Target's books. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all of its known Liabilities prior to the Effective Time.

   1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

   1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute Acquiring Fund's Shares received by it pursuant to paragraph 1.1 to Target's shareholders of record, determined as of the Effective Time (collectively

         "Shareholders" and individually a "Shareholder"), in exchange for Target's Shares and in liquidation of Target. To accomplish this distribution, Acquiring Fund's transfer agent ("Transfer Agent") shall open accounts on Acquiring Fund's share transfer books in the Shareholders' names and transfer Acquiring Fund's Shares thereto. Each Shareholder's account shall be credited with the pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund's Shares due that Shareholder. All outstanding Target's Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing Acquiring Fund's Shares in connection with the Reorganization. However, certificates representing Target's Shares shall represent Acquiring Fund's Shares after the Reorganization.

   1.6. As soon as reasonably practicable after distribution of Acquiring Fund's Shares pursuant to paragraph 1.5, Target shall be terminated and any further actions shall be taken in connection therewith as required by applicable law. Target shall file such instruments and shall take all other steps necessary to effect a complete liquidation and dissolution of Target.

   1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

   1.8. Any transfer taxes payable upon issuance of Acquiring Fund's Shares in a name other than that of the registered holder on Target's books of Target's Shares exchanged therefor shall be paid by the person to whom Acquiring Fund's Shares are to be issued, as a condition of such transfer.

2. VALUATION

   2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the [relevant stock exchange/New York Stock Exchange] [("NYSE")] on the date of the Closing as defined in paragraph 3.1 ("Valuation Time"), using the valuation procedures set forth in Target's then current prospectus and statement of additional information less (b) the amount of the Liabilities as of the Valuation Time.

   2.2. For purposes of paragraph 1.1(a), the NAV of Acquiring Fund's Shares shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then current prospectus and statement of additional information.

   2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of [Investec Asset Management U.S. Limited in accordance with the Funds current prospectus and Statement of Additional Information and subject to review by the Board of Trustees or Auditors of the Trust.]

3. CLOSING AND EFFECTIVE TIME

   3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Funds' principal offices, [located at 1055 Washington Blvd., Stamford, CT 06901 on ____________, 2003,] or at such other place and/or on such other date upon which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time upon which the parties may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the [NYSE] is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the [NYSE] or elsewhere is disrupted, so that accurate appraisal of the net value of Target and the NAV for Acquiring Fund is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

   3.2. Target shall deliver to the Trust at the Closing a schedule of its Assets as of the Effective Time, which shall set forth for all portfolio securities included therein their adjusted tax bases and holding periods by lot. Target's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

   3.3. The Transfer Agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the names of Target's Shareholders. The Trust shall issue and deliver a confirmation to Target evidencing Acquiring Fund's Shares to be credited to Target at the Effective Time or provide evidence satisfactory to Target that Acquiring Fund's Shares have been credited to Target's account on Acquiring Fund's books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

   3.4. The Trust, on behalf of Target and Acquiring Fund, respectively, shall deliver at the Closing a certificate executed in its name by its President or a Vice President and dated as of the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct in all material respects at the Effective Time, with the same force and effect as if made at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement.

4. REPRESENTATIONS AND WARRANTIES

   4.1. Target represents and warrants as follows:

      4.1.1. At the Closing, Target will have good and marketable title to its Assets and full right, power, and authority to sell, assign, transfer, and deliver its Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

      4.1.2. Acquiring Fund's Shares are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

      4.1.3. Target's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

      4.1.4. Target is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not (a) conflict with or violate Delaware law or any provision of the Trust's Trust Instrument or By-laws or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or (b) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as previously disclosed in writing to and accepted by the Trust;

      4.1.5. Except as otherwise disclosed in writing to and accepted by the Trust, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts, including options and futures) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without Target incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or not taken by any other party thereto prior to the Closing;

      4.1.6. Except as otherwise disclosed in writing to and accepted by the Trust on behalf of Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Target's knowledge) threatened against Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; Target knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

      4.1.7. The execution, delivery, and performance of this Agreement has been duly authorized as of the date hereof by all necessary action on the part of the Trust's Board of Trustees on behalf of Target, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target's shareholders and receipt of any necessary exemptive relief or no-action assurances requested from the Securities and Exchange Commission ("SEC") or its staff with respect to Sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

      4.1.8. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target's shareholders;

      4.1.9. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by Target, except for (a) a proxy statement ("Proxy Statement"), the information for which is included in a combined prospectus and proxy statement filed by Acquiring Fund with the SEC on Form N-14, (b) receipt of the exemptive relief or no-action assurances referenced in subparagraph 4.1.7, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

      4.1.10. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading. This provision shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by the Trust for use therein.

   4.2. Acquiring Fund represents and warrants as follows:

      4.2.1. Acquiring Fund's Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and nonassessable by the Trust (except as disclosed in the Trust's then current prospectus and statement of additional information). Except as contemplated by this Agreement, Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

      4.2.2. Acquiring Fund's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

      4.2.3. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby (a) will not conflict with or violate Delaware law or any provision of the Trust's Trust Instrument or By-laws or any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or (b) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by the Trust;

      4.2.4. Except as otherwise disclosed in writing to and accepted by the Trust on behalf of Target, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Acquiring Fund's knowledge) threatened against the Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

      4.2.5. The execution, delivery, and performance of this Agreement has been duly authorized as of the date hereof by all necessary action on the part of the Trust's Board of Trustees on behalf of Acquiring Fund, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to receipt of any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

      4.2.6. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by the Trust, except for (a) the filing with the SEC of the Registration Statement and a post-effective amendment to the Trust's registration statement on Form N-14, (b) receipt of the exemptive relief or no-action assurances referenced in subparagraph 4.2.5, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

   4.3. The Trust, on behalf of each Fund, represents and warrants to the other as follows:

      4.3.1. The Trust is a business trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware; and a copy of its Certificate of Trust is on file with the Secretary of the State of Delaware;

      4.3.2. The Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

      4.3.3. Each Fund is a duly established and designated series of the Trust.

5. COVENANTS

   5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that (a) such ordinary course will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by each Fund's normal business activities and (b) each Fund will retain exclusive control of the composition of its portfolio until the Closing, provided that Target shall not dispose of more than an insignificant portion of its historic business assets during such period without Acquiring Fund's prior consent.

   5.2. Target covenants to call a special meeting of shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

   5.3. Target covenants that Acquiring Fund's Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

   5.4. Target covenants that it will assist the Trust in obtaining such information as the Trust reasonably requests concerning the beneficial ownership of Target's Shares.

   5.5. Target covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to the Trust at the Closing.

   5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal securities laws.

   5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to (a) Acquiring Fund, title to and possession of all Target's Assets, and (b) Target, title to and possession of Acquiring Fund's Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

   5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such state securities laws as it may deem appropriate in order to continue its operations after the Effective Time.

   5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6. CONDITIONS PRECEDENT

   6.1. Each Fund's obligations hereunder shall be subject to (a) performance by the other Fund of all the obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

      6.1.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Trust's Board of Trustees on behalf of Target and Acquiring Fund and shall have been approved by Target's shareholders in accordance with applicable law.

      6.1.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under Section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain the same would not involve a risk of a material adverse effect on the assets or properties of the Fund.

      6.1.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

      6.1.4. Target shall have received an opinion of Kramer Levin Naftalis & Frankel LLP, counsel to the Trust ("Counsel"), substantially to the effect that:

         6.1.4.1. Acquiring Fund is a validly existing series of the Trust, a statutory trust duly formed and validly existing and in good standing under the laws of the State of Delaware with the power under its Trust Instrument to carry on its business and to own all of its properties and assets;

         6.1.4.2. This Agreement (a) has been duly authorized and executed by the Trust on behalf of Acquiring Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Target, is a legal, valid and binding obligation of Acquiring Fund, enforceable against Acquiring Fund in accordance with its terms, except as such enforceability may be limited by (i) bankruptcy, insolvency, reorganization, receivership, fraudulent conveyance, moratorium or other laws of general application relating to or affecting the enforcement of creditors' rights and remedies, as from time to time in effect, (ii) application of equitable principles (regardless of whether such enforceability is considered in a proceeding in equity or at law) and (iii) principles of course of dealing or course of performance and standards of good faith, fair dealing, materiality and reasonableness that may be applied by a court to the exercise of rights and remedies;

         6.1.4.3. Acquiring Fund's Shares to be issued and delivered to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized and validly issued and fully paid and nonassessable (except as disclosed in the Trust's then current prospectus and statement of additional information);

         6.1.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not
                  (a) materially violate the Trust's Trust Instrument or By-laws or any provision of any agreement to which the Trust (with respect to Acquiring Fund) is a party or by which it is bound or (b) to the knowledge of Counsel, result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree known to Counsel to which the Trust (with respect to

                  Acquiring Fund) is a party or by which it (with respect to Acquiring Fund) is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by the Trust;

         6.1.4.5. To the knowledge of Counsel, no consent, approval, authorization or order of any Delaware or Federal Court or governmental authority of the State of Delaware or the United States of America is required for the consummation by the Trust on behalf of Acquiring Fund, of the transactions contemplated by the Agreement, except such as may be required under the 1933 Act, the 1934 Act and the 1940 Act and under securities laws of states other than the State of Delaware;

         6.1.4.6. The Trust is registered with the SEC as an investment company, and to the knowledge of Counsel no order has been issued or proceeding instituted to suspend such registration; and

         6.1.4.7. To the knowledge of Counsel, (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to the Trust (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) the Trust (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by the Trust.

           In rendering such opinion, Counsel may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, and other customary assumptions as the parties may agree, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization; and (v) rely on certificates of officers or trustees of the Trust, in each case reasonably acceptable to the Trust.

      6.1.5. Acquiring Fund shall have received an opinion of Counsel, substantially to the effect that:

         6.1.5.1. Target is a validly existing series of the Trust, a statutory trust duly formed and validly existing and in good standing under the laws of the State of Delaware with power under its Trust Instrument to own all of its properties and assets and, to the knowledge of Counsel, to carry on its business as presently conducted;

         6.1.5.2. This Agreement (a) has been duly authorized and executed by the Trust on behalf of Target and (b) assuming due authorization, execution, and delivery of this Agreement by the Trust on behalf of Acquiring Fund, is a legal, valid and binding obligation of Target, enforceable against Target in accordance with its terms, except as such enforceability may be limited by (i) bankruptcy, insolvency, reorganization, receivership, fraudulent conveyance, moratorium or other laws of general application relating to or affecting the enforcement of creditors' rights and remedies, as from time to time in effect, (ii) application of equitable principles (regardless of whether such enforceability is considered in a proceeding in equity or at law) and (iii) principles of course of dealing or course of performance and standards of good faith, fair dealing, materiality and reasonableness that may be applied by a court to the exercise of rights and remedies;

         6.1.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not,
                  (a) materially violate the Trust's Trust Instrument or By-laws or any provision of any agreement known to Counsel, to which the Trust (with respect to Target) is a party or by which it is bound or (b) to the knowledge of such counsel, result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree known to Counsel to which the Trust (with respect to Target) is a party or by which it (with respect to Target) is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by the Trust;

         6.1.5.4. To the knowledge of Counsel, no consent, approval, authorization or order of any Delaware or Federal Court or governmental authority of the State of Delaware or the United States of America is required for the consummation by the Trust on behalf of Target, of the transactions contemplated by the Agreement, except such as may be required under the 1933 Act, the 1934 Act and the 1940 Act and under securities laws of states other than the State of Delaware;

         6.1.5.5. The Trust is registered with the SEC as an investment company, and to the knowledge of Counsel no order has been issued or proceeding instituted to suspend such registration; and

         6.1.5.6. To the knowledge of Counsel, (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to the Trust (with respect to Target) or any of its properties or assets attributable or allocable to Target and (b) the Trust (with respect to Target) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by the Trust.

           In rendering such opinion, Counsel may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, and other customary assumptions as the parties may agree,
           (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization, and (v) rely on certificates of officers or trustees of Target; in each case reasonably acceptable to the Trust.

         6.1.6. The Trust, on behalf of Target and Acquiring Fund, shall have received an opinion of Counsel addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences of the Reorganization ("Tax Opinion"). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (and/or in separate letters addressed to Counsel) and each Fund's separate covenants. Each Fund agrees to make reasonable covenants and representations as to factual matters as of the Effective Time in connection with the rendering of such opinion.

         The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

                  6.1.6.1 The Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

                  6.1.6.2 No gain or loss will be recognized by the Target on the transfer to the Acquiring Fund of Assets in exchange solely for the Acquiring Fund's Shares and the Acquiring Fund's assumption of Liabilities or on the subsequent distribution of those shares to the Shareholders in liquidation of the Target;

                  6.1.6.3 No gain or loss will be recognized by the Acquiring Fund on its receipt of Assets in exchange solely for the Acquiring Fund's Shares and its assumption of Liabilities;

                  6.1.6.4 The Acquiring Fund's adjusted tax basis in the Assets acquired will be equal to the basis thereof in the Target's hands immediately before the Reorganization, and the Acquiring Fund's holding period for the Assets will include the Target's holding period therefor;

                  6.1.6.5 A Shareholder will recognize no gain or loss on the exchange of the Target Shares solely for the Acquiring Fund's Shares pursuant to the Reorganization; and

                  6.1.6.6 A Shareholder's aggregate tax basis in the Acquiring Fund's Shares received by it in the Reorganization will equal its aggregate tax basis in its the Target Shares surrendered in exchange therefor, and its holding period for the Acquiring Fund Shares will include its holding period for the Target Shares, provided the Target Shares are held as capital assets by the Shareholder at the Effective Time.

   6.2. At any time before the Closing, either Fund may waive any of the foregoing conditions if, in the judgment of the Trust's Board of Trustees, such waiver will not have a material adverse effect on its shareholders' interests.

7. BROKERAGE FEES AND EXPENSES

   7.1. The Trust, on behalf of each Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

   7.2. Guinness Atkinson Asset Management and the Funds will be responsible for paying all expenses incurred in connection with the Reorganization.

8. ENTIRE AGREEMENT; SURVIVAL

   8.1. Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the Closing.

9. TERMINATION OF AGREEMENT

   9.1. This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target's
         Shareholders:

      9.1.1. By either Fund (a) in the event of a material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before _____________, 2003; or

      9.1.2. By the parties' mutual agreement.

   9.2. In the event of termination under paragraphs 9.1.1(a), (b) or (c) or 9.1.2, there shall be no liability for damages on the part of either Fund affected by the termination, or the trustees or officers of the Trust, to the other Fund.

10. AMENDMENT

   10.1. This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target's Shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on such Shareholders' interests.

11. MISCELLANEOUS

   11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

   11.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

   11.3. The parties acknowledge that the Trust is a statutory trust. Notice is hereby given that this instrument is executed on behalf of the Trust's Trustees solely in their capacity as trustees, and not individually, and that the Trust's obligations under this instrument on behalf of each Fund are not binding on or enforceable against any of its trustees, officers, or shareholders, but are only binding on and enforceable against the respective Funds' assets and property. Each Fund agrees that, in asserting any rights or claims under this Agreement, it shall look only to the corresponding Fund's assets and property in settlement of such rights or claims and not to such Trustees or shareholders or to the assets of any other series of the Trust.

   11.4. The Trust agrees to indemnify and hold harmless each Trustee of the Trust at the time of the execution of this Agreement against expenses, including reasonable attorneys' fees, judgments, fines and amounts paid in settlement, actually and reasonably incurred by such Trustee in connection with any claim that is asserted against such trustee arising out of such person's service as a Trustee of the Trust, provided that such indemnification shall be limited to the full extent of the indemnification that is available to the Trustees of the Trust pursuant to the provisions of the Trust's Trust Instrument and applicable law.

   11.5 The Trust, on behalf of each Fund, hereby waives any conflict arising out of the representation of each Fund by Counsel.

      IN WITNESS WHEREOF, each party has caused this Agreement to be executed by its duly authorized officer.


ATTEST:                                  INVESTEC FUNDS, on behalf of the
                                         Investec Mainland China Fund




By:  ______________________________      By: ________________________________
      Eric M. Banhazl                        Royce N. Brennan
      Secretary                              President

ATTEST:                                  INVESTEC FUNDS, on behalf of the
                                         Investec China & Hong Kong Fund



By:  ______________________________      By: ________________________________
      Eric M. Banhazl                        Royce N. Brennan
      Secretary                              President

                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION
                                [        , 2003]

                          Acquisition of the Assets of
                                 INVESTEC FUNDS'
                               Mainland China Fund


                        by and in exchange for shares of
                                 INVESTEC FUNDS'
                             China & Hong Kong Fund



         This Statement of Additional Information dated [             ,   2003],
is not a prospectus, but should be read in conjunction with the Combined Proxy Statement and Prospectus dated [ , 2003]. This Statement of Additional Information is incorporated by reference in its entirety into the Combined Proxy Statement and Prospectus. Copies of the Combined Proxy Statement and Prospectus may be obtained by writing Investec Funds at [1055 Washington Blvd., 3rd Floor, Stamford, CT 06901 or by calling toll free 1-800-915-6565].



                                TABLE OF CONTENTS

                                                                     Page
Statement of Additional Information of the Investec
Mainland China Fund and Investec China & Hong
Kong Fund, both of which are series of the Investec
Funds, dated April 30, 2002.                                           2

Financial Statements of Investec Mainland China Fund
and Investec China & Hong Kong Fund, dated [December 31, 2002].        2

          STATEMENT OF ADDITIONAL INFORMATION OF THE REGISTRANT AND OF
                           THE COMPANY BEING ACQUIRED

         The Statement of Additional Information of the Investec China & Hong Kong Fund (the "Registrant") and the Investec Mainland China Fund (the "Company Being Acquired"), both of which are series of the Investec Funds, dated April 30, 2002, as filed with the Securities and Exchange Commission on April 30, 2002, pursuant to Rule 485(b) (File No. 33-75340) hereby is incorporated by reference. You may obtain a copy at no cost by writing Investec Funds at [1055 Washington Blvd., 3rd Floor, Stamford, CT 06901 or by calling toll free 1-800-915-6565].


         FINANCIAL STATEMENTS OF THE REGISTRANT AND OF THE COMPANY BEING
                                    ACQUIRED

         The audited Financial Statements of the Investec China & Hong Kong Fund (the "Registrant") and the Investec Mainland China Fund (the "Company Being Acquired"), both of which are series of the Investec Funds, are incorporated by reference to the Annual Report and Semi-Annual Report of the Investec Funds (File No. 33-75340) dated December 31, 2001 and June 30, 2002, respectively. You may obtain copies at no cost by writing Investec Funds at [1055 Washington Blvd., 3rd Floor, Stamford, CT 06901 or by calling toll free 1-800-915-6565].

         The following unaudited pro forma financial information combines the Schedules of Portfolio Investments, the Statements of Assets and Liabilities, and the Statements of Operations, as of [September 30, 2002], of the Investec China & Hong Kong Fund and the Investec Mainland China Fund to reflect the reorganization of the Investec Mainland China Fund into the Investec China & Hong Kong Fund. The pro forma financial information shows the expected effect of the reorganization transaction on the Investec China & Hong Kong Fund.

                                INVESTEC FUNDS

                                    PART C
ITEM 15.    INDEMNIFICATION.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A as filed May 2, 2002, accession number 0000894188-02-000495.

Item 16.   Exhibits:

(1)(a)     Certificate of Trust. (1)

(1)(b)     Amendment to Certificate of Trust dated September 8, 2000. (2)

(2)        Bylaws. (1)

(3)        Not Applicable.

(4)        Form of Agreement and Plan of Reorganization and Liquidation.

(5)(a)     Trust Instrument. (1)

(5)(b)     Amendment to Trust Instrument. (2)

(5)(c)     Schedule A to Trust Instrument as of June 28, 2000. (2)

(6) Investment Advisory Agreement between Registrant and Investec Asset Management U.S., Limited (formerly Guinness Flight Investment Management Limited). (3)

(7)        Distribution Agreement between Registrant and Quasar Distributors,
           LLC (4)

(8)        Not Applicable.

(9) Amended Custodian Agreement between Registrant and Investors Bank & Trust Company. (3)

(10)(a)    Distribution and Service Plan. (3)

(10)(b) Form of Distribution Plan for a class of the Guinness Flight Wired(R) Index Fund. (5)

---------------
(1) Filed as an Exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed electronically on March 20, 1997, accession number 0000922423-96-000220 and incorporated herein by reference.

(2) Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed electronically on October 13, 2000, accession number 0000922423-96-500010 and incorporated herein by reference.

(3) Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed electronically on August 28, 1998, accession number 0000922423-98-000948 and incorporated herein by reference.

(4) Filed as an Exhibit to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed electronically on March 1, 2002, accession number 0000950147-02-000381 and incorporated by reference.

(10)(c)    Form of Rule 18f-3 Multi-Class Plan. (6)

(11)(a)    Consent of Counsel.

(11)(b)    Opinion of counsel (to be filed by amendment).

(11)(c)    Opinion of Delaware counsel (to be filed by amendment).

(12)       Tax Opinion (to be filed by amendment).

(13)       Not Applicable.

(14) Consent of Ernst & Young LLP, Independent Auditors for the Registrant (to be filed by amendment).

(15)       Not Applicable.

(16)       Powers of Attorney.(7)

(17)       Form of Proxy Card.

ITEM 17.    Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "Securities Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

---------------
(5) Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed electronically on December 23, 1999, accession number 0000922423-99-001476 and incorporated herein by reference.

(6) Filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed electronically on June 30, 2000, accession number 0000922423-00-000903 and incorporated herein by reference.

(7) Filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-14 filed electronically on October 22, 2001, accession number 0000922423-01-500921 and incorporated herein by reference.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 7th day of February, 2003.

                                    INVESTEC FUNDS


                                    By:  /s/ Royce N. Brennan
                                    -----------------------------------------
                                          Royce N. Brennan
                                          President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 7th day of February, 2003.



Signature                   Title                      Date

/s/  Eric  Banhazl          Treasurer and Secretary    February 7, 2003
------------------------
Eric Banhazl

/s/  Dr. Gunter Dufey       Trustee                    February 7, 2003
------------------------
*Dr. Gunter Dufey

/s/  J. I. Fordwood         Trustee                    February 7, 2003
------------------------
*J. I. Fordwood

/s/  Timothy Guinness       Trustee                    February 7, 2003
------------------------
*Timothy Guinness

/s/  Bret A. Herscher       Trustee                    February 7, 2003
------------------------
*Bret A. Herscher

/s/  J. Brooks Reece, Jr.   Trustee                    February 7, 2003
------------------------
*J. Brooks Reece, Jr.


*By:  /s/ Susan Penry-Williams
      --------------------------
        Susan Penry-Williams
        Attorney-in-Fact

                                EXHIBIT INDEX


EX-99.4      Form of Agreement and Plan of Reorganization and Liquidation.

EX-99.11(a)  Consent of Counsel.

EX-99.11(b)  Opinion of counsel (to be filed by amendment).

EX-99.12     Opinion of Delaware counsel (to be filed by amendment).

EX-99.14 Consent of Ernst & Young LLP, Independent Auditors for the Registrant (to be filed by amendment).

EX-99.17     Form of Proxy Card